Vessels, Net (Details) $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended
	Jan. 08, 2015 USD ($)	Jan. 27, 2016 USD ($)	Feb. 11, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 18, 2015 USD ($) shares
Property, Plant and Equipment [Line Items]
Net cash proceeds from sale of vessels						$ 18,449	$ 71,224
Cash consideration						0	29,397
Gain on sale of vessels				$ 0	$ 5,771	2,282	5,771
Interest costs capitalized				$ 0	$ 0	$ 0	$ 104
Nave Lucida
Property, Plant and Equipment [Line Items]
Net cash proceeds from sale of vessels		$ 18,449
Nave Lucida | Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Property, Plant and Equipment [Line Items]
Early repayment of debt		$ 12,097
Nave Sextans
Property, Plant and Equipment [Line Items]
Vessel delivery date						Jan. 08, 2015
Vessels capacity in DWT						49,999
Vessel type						MR2 product tanker
Total vessel acquisition cost	$ 33,373
Nave Velocity
Property, Plant and Equipment [Line Items]
Vessel delivery date						Feb. 11, 2015
Vessels capacity in DWT						49,999
Vessel type						MR2 product tanker
Total vessel acquisition cost			$ 39,233
Navios Midstream | Nave Celeste and C. Dream
Property, Plant and Equipment [Line Items]
Sale price								$ 100,000
Cash received								$ 73,000
Subordinated Series A Units | Navios Midstream | Nave Celeste and C. Dream
Property, Plant and Equipment [Line Items]
Units exchanged | shares								1,592,920